Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust II
Entity Central Index Key	0001557156
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000262794
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager High Yield Bond Fund
Class Name	Class P
Trading Symbol	MMHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager High Yield Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
AssetsNet	$ 2,867,652,359
Holdings Count | Holding	1,123
Advisory Fees Paid, Amount	$ 2,609,067
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,867,652,359
# of Portfolio Holdings as of Period End	1,123
Portfolio Turnover Rate for the Period	24%
Total Net Advisory Fees Paid for the Period	$2,609,067

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Oil Field Services	7.6%
Diversified Financial Services	6.1%
Media	5.0%
Commercial Services	4.7%
Retailing	4.6%
Telecommunication Services	4.1%
Healthcare Providers & Services	4.1%
Electrical	3.5%
Pipelines	3.1%
OtherFootnote Reference*	56.4%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Bank Loans and U.S. Treasury Obligations.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175541
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Class A
Trading Symbol	GSIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[2]
AssetsNet	$ 56,936,251,243
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 194,140,251
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175542
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Class C
Trading Symbol	GSILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$98	1.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.87%	[3]
AssetsNet	$ 56,936,251,243
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 194,140,251
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201705
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Class P
Trading Symbol	GGIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[4]
AssetsNet	$ 56,936,251,243
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 194,140,251
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175545
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Class R
Trading Symbol	GSIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.37%	[5]
AssetsNet	$ 56,936,251,243
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 194,140,251
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175546
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Class R6
Trading Symbol	GSIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[6]
AssetsNet	$ 56,936,251,243
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 194,140,251
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175543
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GSIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[7]
AssetsNet	$ 56,936,251,243
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 194,140,251
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175544
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Investor Class
Trading Symbol	GSINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[8]
AssetsNet	$ 56,936,251,243
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 194,140,251
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,936,251,243
# of Portfolio Holdings as of Period End	64
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$194,140,251

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Consumer Staples	26.0%
Energy	22.0%
Utilities	14.9%
Financials	13.8%
Health Care	10.0%
Industrials	4.9%
Communication Services	2.0%
Consumer Discretionary	1.3%
Materials	0.4%
Other	5.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000154942
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Global Equity Fund
Class Name	Class R6
Trading Symbol	GSEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Global Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[9]
AssetsNet	$ 1,811,855,571
Holdings Count | Holding	853
Advisory Fees Paid, Amount	$ 2,321,502
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,811,855,571
# of Portfolio Holdings as of Period End	853
Portfolio Turnover Rate for the Period	42%
Total Net Advisory Fees Paid for the Period	$2,321,502

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Exchange Traded Funds	42.8%
Information Technology	11.9%
Financials	10.2%
Industrials	9.4%
Health Care	5.0%
Consumer Discretionary	4.5%
Communication Services	2.8%
Consumer Staples	2.7%
Materials	2.4%
Other	11.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000154943
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Real Assets Strategy Fund
Class Name	Class R6
Trading Symbol	GRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[10]
AssetsNet	$ 1,445,025,532
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 3,109,707
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,445,025,532
# of Portfolio Holdings as of Period End	230
Portfolio Turnover Rate for the Period	45%
Total Net Advisory Fees Paid for the Period	$3,109,707

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Real Estate	53.0%
Utilities	20.0%
Energy	15.3%
Industrials	6.7%
Communication Services	0.9%
Health Care	0.6%
Information Technology	0.5%
Consumer Discretionary	0.1%
Other	2.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161913
Shareholder Report [Line Items]
Fund Name	Multi-Manager U.S. Small Cap Equity Fund
Class Name	Class P
Trading Symbol	MMSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager U.S. Small Cap Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[11]
AssetsNet	$ 350,079,659
Holdings Count | Holding	566
Advisory Fees Paid, Amount	$ 1,431,513
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$350,079,659
# of Portfolio Holdings as of Period End	566
Portfolio Turnover Rate for the Period	62%
Total Net Advisory Fees Paid for the Period	$1,431,513

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	22.6%
Financials	17.4%
Information Technology	16.4%
Health Care	14.8%
Consumer Discretionary	7.8%
Energy	5.5%
Materials	4.4%
Real Estate	3.2%
Consumer Staples	2.5%
Other	5.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124400
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class A
Trading Symbol	GMAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[12]
AssetsNet	$ 56,752,095
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 185,992
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124401
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class C
Trading Symbol	GMCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.82%	[13]
AssetsNet	$ 56,752,095
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 185,992
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201711
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class P
Trading Symbol	GMMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[14]
AssetsNet	$ 56,752,095
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 185,992
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198936
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class R6
Trading Symbol	GMMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[15]
AssetsNet	$ 56,752,095
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 185,992
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124402
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Institutional Class
Trading Symbol	GSMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[16]
AssetsNet	$ 56,752,095
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 185,992
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124403
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Investor Class
Trading Symbol	GIMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[17]
AssetsNet	$ 56,752,095
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 185,992
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$56,752,095
# of Portfolio Holdings as of Period End	313
Portfolio Turnover Rate for the Period	74%
Total Net Advisory Fees Paid for the Period	$185,992

Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	9.4	-	9.4	-9.4
Commodities	15.2	11.8	3.3	8.5
Developed Markets Equity Volatility	21.5	12.8	8.7	4.0
Convertible Securities	5.4	5.4	-	5.4
Interest Rate Volatility	1.5	1.5	-	1.5
Short-Term Investments	31.5	31.5	-	31.5
Developed Markets ex US Equity	11.4	10.8	0.5	10.3
Emerging Markets Currency	17.7	8.1	9.6	-1.5
Master Limited Partnerships	0.9	0.9	-	0.9
Developed Markets Currency	12.6	9.7	2.9	6.8
Developed Markets FI Volatility	35.7	35.7	-	35.7
Short-Term Fixed Income	27.3	22.0	5.3	16.8
Long-Term Fixed Income	18.8	0.7	18.1	-17.4
Commodity Volatility	0.2	0.2	-	0.2
Global Real Estate	2.2	2.2	-	2.2
Emerging Markets Equity	3.0	3.0	-	3.0
US Equity	32.1	32.1	-	32.1
Credit	49.7	33.5	16.2	17.3
Cash	127.9	79.6	48.3	31.3
Preferred	3.2	3.2	-	3.2
Medium-Term Fixed Income	7.0	-	7.0	-7.0

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" is calculated as the difference between long and short exposures in a given asset class. The exposure of option contracts is delta-adjusted. Short-term Investments include investment companies and U.S. Treasury Bills.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000151918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GNCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Manager Non-Core Fixed Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$23	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[18]
AssetsNet	$ 2,010,563,016
Holdings Count | Holding	1,291
Advisory Fees Paid, Amount	$ 3,290,616
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,010,563,016
# of Portfolio Holdings as of Period End	1,291
Portfolio Turnover Rate for the Period	45%
Total Net Advisory Fees Paid for the Period	$3,290,616

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Commercial Services	4.7%
Insurance	4.6%
Software	4.5%
U.S. Treasury Obligations	4.2%
Oil Field Services	4.1%
Media	3.8%
Diversified Financial Services	3.8%
Telecommunication Services	3.4%
Healthcare Providers & Services	3.2%
OtherFootnote Reference*	62.7%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Bank Loans and Sovereign Debt Obligations.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000157436
Shareholder Report [Line Items]
Fund Name	Multi-Manager International Equity Fund
Class Name	Class P
Trading Symbol	MMITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Multi-Manager International Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[19]
AssetsNet	$ 1,857,199,316
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,471,250
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,857,199,316
# of Portfolio Holdings as of Period End	158
Portfolio Turnover Rate for the Period	19%
Total Net Advisory Fees Paid for the Period	$3,471,250

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	21.7%
Industrials	21.0%
Information Technology	13.8%
Health Care	10.2%
Consumer Discretionary	8.2%
Consumer Staples	7.4%
Communication Services	4.0%
Materials	3.8%
Energy	2.6%
Other	6.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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